Segmental information - Other information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	$ 1,510	$ 1,417	[1]	$ 1,457	[1]
Depreciation and intangible asset amortisation	(677)	(597)		(651)
Underlying impairment	(1)
Exceptional impairment of tangible assets	(46)	(87)		(4)
Exceptional impairment of intangible assets	229	(613)		(409)
Operating segments | North America
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	305	236		306
Depreciation and intangible asset amortisation	(122)	(114)		(107)
Underlying impairment	0
Exceptional impairment of tangible assets	(33)	(63)		0
Exceptional impairment of intangible assets	(54)	(36)		0
Operating segments | Europe
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	338	252		247
Depreciation and intangible asset amortisation	(166)	(118)		(121)
Underlying impairment	0
Exceptional impairment of tangible assets	(5)	3		(4)
Exceptional impairment of intangible assets	(96)	(31)		(119)
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	154	198		194
Depreciation and intangible asset amortisation	(83)	(75)		(124)
Underlying impairment	0
Exceptional impairment of tangible assets	(8)	(27)		0
Exceptional impairment of intangible assets	379	(546)		(290)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	6	146		170
Depreciation and intangible asset amortisation	(13)	(22)		(21)
Underlying impairment	(1)
Exceptional impairment of tangible assets	0	0		0
Exceptional impairment of intangible assets	0	0		0
Operating segments | Africa
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	83	152		184
Depreciation and intangible asset amortisation	(88)	(95)		(106)
Underlying impairment	0
Exceptional impairment of tangible assets	0	0		0
Exceptional impairment of intangible assets	0	0		0
Operating segments | SC&P
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	612	427		341
Depreciation and intangible asset amortisation	(192)	(161)		(157)
Underlying impairment	0
Exceptional impairment of tangible assets	0	0		0
Exceptional impairment of intangible assets	0	0		0
Corporate and other
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	12	6		15
Depreciation and intangible asset amortisation	(13)	(12)		(15)
Underlying impairment	0
Exceptional impairment of tangible assets	0	0		0
Exceptional impairment of intangible assets	$ 0	$ 0		$ 0

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.